Reserve Fund (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2022
Reserve Fund [Line Items]
Percentage of gross proceeds	75.00%
Payments to underwriters in excess	$ 25,000
Reserve fund balance	$ 34,325	$ 34,405	$ 34,325
Third-party service provider loss		$ 1,618
Trading platform execution loss				$ 80
Reserve fund, description	INX’s Board of Directors approved the Investment Policy of the Reserve Fund, which was amended on August 11, 2022. The Reserve Fund shall be invested as follows: minimum 15% in cash and bank deposits, up to 70% in U.S Treasury securities, up to 20% shall be invested in exchange traded funds and up to 50% in corporate bonds and other instruments with lowest investment grade rating of BBB.
INX Token holders [Member]
Reserve Fund [Line Items]
Reserve fund balance	$ 31,205
INX’s Reserve Fund [Member]
Reserve Fund [Line Items]
Reserve fund balance	$ 3,120
Segregated reserve fund [Member]
Reserve Fund [Line Items]
Reserve fund balance					$ 36,023